MARKETABLE SECURITIES, SHORT-TERM INVESTMENT IN MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable securities by category
Amortized Cost	$ 734	$ 11,577	$ 5,274
Fair Value	$ 734	$ 11,577
Maximum
Marketable securities by category
Maturity period	1 year	1 year
Commercial paper
Marketable securities by category
Amortized Cost		$ 4,240	349
Fair Value		4,240
Corporate obligations
Marketable securities by category
Amortized Cost	$ 734	7,337	$ 4,925
Fair Value	$ 734	$ 7,337